Revenues - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue [Line Items]
Gross revenue	$ 587,225	$ 366,676
Percentage of revenue	100.00%	100.00%
Less: smelting and refining costs	$ (3,108)	$ (2,800)
Revenues	584,117	363,876
Silver [Member]
Disclosure Of Revenue [Line Items]
Silver	$ 307,304	$ 242,338
Percentage of revenue	52.00%	66.00%
Gold [Member]
Disclosure Of Revenue [Line Items]
Gold	$ 279,921	$ 124,264
Percentage of revenue	48.00%	34.00%
Lead [Member]
Disclosure Of Revenue [Line Items]
Lead	$ 0	$ 74
Percentage of revenue	0.00%	0.00%